OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of other long term liabilities
	December 31,
	2023	2022
Deferred revenues	$305	$269
Deferred tax liability	170	170
Accrued severance pay	-	523
Long- term operating lease liabilities	108	108

	$583	$1,070